Investments (Credit Loss Rollforward) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Balance at January 1,	$ 211	$ 290
Additions:
Initial impairments — credit loss OTTI on securities not previously impaired	1	14
Additional impairments — credit loss OTTI on securities previously impaired	18	15
Reductions:
Sales (maturities, pay downs or prepayments) of securities previously impaired as credit loss OTTI	(43)	(108)
Securities impaired to net present value of expected future cash flows	(1)	0
Increase in cash flows — accretion of previous credit loss OTTI	1	0
Balance at December 31,	$ 187	$ 211